Statutory Reserves (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of statutory reserve accounts	1	1
Statutory reserve, after income percentage	10.00%	10.00%
Statutory reserve, percentage of registered capital	50.00%	50.00%
Statutory reserve, percentage of registered capital minimum	25.00%	25.00%
Statutory Equity Reserves (in Dollars)	$ 6,241	$ 6,241	$ 6,241
Common welfare fund, voluntary contribution	5% to 10%	5% to 10%